Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		$ 110,940	$ 60,251		$ 44,467
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		9,482	7,936		6,917
Amortization of intangible assets		2,103	1,051		0
Gain from disposal of short-term investments		(2)	(3)		(4)
Impairment of long-term investments		13
Stock-based compensation		17,364	10,418		10,347
Loss on disposal of property and equipment		33	10		18
Deferred income taxes		(3,373)	911		471
Changes in operating assets and liabilities:
Short-term investments		(2,710)
Notes and accounts receivable		(14,620)	(29,179)		2,359
Inventories		(24,777)	(410)		(10,410)
Prepaid expenses and other current assets		(1,313)	(664)		(678)
Other assets		(5)	136		67
Notes and accounts payable		9,198	7,651		(415)
Accrued expenses and other current liabilities		12,180	11,020		5,543
Income tax payable		6,876	(4,301)		9,507
Other liabilities		4,179	1,119		536
Net cash provided by operating activities		125,568	65,946		68,725
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of held-to-maturity financial assets			(4,000)
Proceeds from sale of held-to-maturity financial assets		4,000
Business acquisition-net of cash, cash equivalents, and restricted cash acquired			(30,286)
Increase of prepaid expenses and other current assets			(508)
Purchase of property and equipment		(12,220)	(23,664)		(11,596)
Net cash used in investing activities		(8,220)	(58,458)		(11,596)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares upon exercise of employee stock options		93	494		514
Proceeds from bank loan		25,000
Dividends paid		(22,899)	(20,765)		(20,224)
Net cash provided by (used in) financing activities		2,194	(20,271)		(19,710)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH		119,542	(12,783)	[1]	37,419	[1]
EFFECT OF EXCHANGE RATE CHANGES		(521)	(953)		(1,111)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	[1]	202,156	215,892		179,584
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR		321,177	202,156	[1]	215,892	[1]
SUPPLEMENTAL INFORMATION
Interest paid		105	6		71
Income taxes paid		$ 24,300	20,494		$ 5,892
Cash paid for business acquisition, net of cash, cash equivalents, and restricted cash acquired			30,286
Shannon Systems
CASH FLOWS FROM INVESTING ACTIVITIES
Business acquisition-net of cash, cash equivalents, and restricted cash acquired			(30,286)
SUPPLEMENTAL INFORMATION
Fair value of assets acquired, net of cash, cash equivalents, and restricted cash acquired			43,661
Other long-term liabilities			(5,735)
Issuance of stock			(7,640)
Cash paid for business acquisition, net of cash, cash equivalents, and restricted cash acquired			$ 30,286

[1]	The restricted cash is only included in the amount of "as adjusted" item.